SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Interest paid	$985	$829	$507
Income taxes paid	$172	$179	$427

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Accounts receivable	$284	$42	$176
Prepayments	(415)	(120)	5
Accounts payable and other	(89)	146	(305)
Changes in non-cash working capital, net	$(220)	$68	$(124)